EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement, dated July 29, 2020, filed with the Securities and Exchange Commission on July 29, 2020 under Rule 497(e) (SEC Accession No. (0001104659-20-087830)), to the Prospectus of Baillie Gifford China A Shares Fund, a series of Baillie Gifford Funds, dated April 29, 2020.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)